Boston Trust Walden Funds
Interfund Lending Form N-CEN Certification
Year Ended December 31, 2020

With regards to the InterFund Lending Program, I certify that Boston Trust Walden Inc., acting as Adviser to Boston Trust Walden Funds (the "Funds"), on behalf of the Funds has implemented procedures reasonably designed to achieve compliance with the terms and conditions of the InterFund Lending Order which includes the following objectives: (a) that the InterFund Loan rate is higher than the Repo Rate but lower than the Bank Loan Rate; (b) compliance with the collateral requirements as set forth in the Application; (c) Compliance with the percentage limitations on interfund borrowing and lending; (d) Allocation of interfund borrowing and lending demand in an equitable manner and in accordance with procedures established by the Board of Trustees;
and (e) that the InterFund Loan Rate does not exceed the interest rate on any third-party borrowings of a borrowing Fund at the time of the InterFund Loan.


   __________Amy E. Siefer___________
Amy E. Siefer
Chief Compliance Officer
Boston Trust Walden Funds

_______3/2/2020___________
Date